Accounts payable	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Accounts payable
24. ACCOUNTS PAYABLE

	2024		2023		2022
	Non-current	Current	Non-current	Current	Non-current	Current
Trade payable and related parties (1)	4	2,820	4	2,285	4	2,498
Guarantee deposits	1	4	-	4	1	5
Payables with partners of JA and other agreements	1	38	1	14	1	50
Miscellaneous	-	17	-	16	-	11

	6	2,879	5	2,319	6	2,564

(1)	See Note 37 for information about related parties.